General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
General and Administrative Expenses [Abstract]
Payroll and welfare expenses	$ 273,580	$ 828,341	$ 1,151,466
Professional fees	643,053	617,365	594,727
Impairment for property, plant and equipment and construction in process		422,924	349,390
Impairment for long-term deposit	1,006,052
Estimated credit loss provision for doubtful accounts	263,972	283,234	2,875,694
Research and development expenses	191,393	184,194	200,717
Others	379,997	299,564	474,334
Total general and administrative expenses	$ 2,758,047	$ 2,635,622	$ 5,646,328